OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
26. OPERATING SEGMENTS

The reportable operating segments are those operations for which operating results are reviewed by the President and Chief Executive Officer who is the chief operating decision maker regarding decisions about resources to be allocated to the segment and to assess performance provided those operations pass certain quantitative thresholds. Operations with revenues, earnings or losses or assets that exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

Each of the Company's reportable operating segments generally consists of an individual mining property managed by a single general manager and operations management team.

As a result of the acquisitions of Newmarket and St. Andrew in 2016, the Company now operates multiple gold mines in Canada and Australia, including the Macassa Mine complex and Holt Complex in Northern Ontario, Canada, the Fosterville Mine and Northern Territory (which includes the Cosmo mine) in Australia. The Company’s operating segments reflect these multiple mining interests and are reported in a manner consistent with internal reporting used to assess the performance of each segment and make decisions about resources to be allocated to the segments.

The information reported below as at and for the years ended December 31, 2017 and 2016 is based on the information provided to the President and Chief Executive Officer.

As at and for the year ended December 31, 2017
	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Corporate and other	Total
Revenue	$247,104	$145,892	$327,055	$27,444	$—	$747,495
Production costs	(102,743)	(77,299)	(70,906)	(37,367)	—	(288,315)
Royalty expense	(5,377)	(9,586)	(6,433)	—	—	(21,396)
Depletion and depreciation	(38,015)	(22,576)	(82,589)	(5,473)	(2)	(148,655)
Earnings (loss) from mine operations	100,969	36,431	167,127	(15,396)	(2)	289,129
Expenses
General and administrative	—	—	—		(25,646)	(25,646)
Transaction costs	—	—	—	—	(397)	(397)
Exploration and evaluation	(10,756)	(7,780)	(21,400)	(8,475)	—	(48,411)
Care and maintenance	—	(2,290)	—	(9,587)	—	(11,877)
Earnings (loss) from operations	90,213	26,361	145,727	(33,458)	(26,045)	202,798
Other income (loss)						3,376
Finance items
Finance income						2,111
Finance costs						(12,206)
Earnings before taxes from continuing operations						196,079

Expenditures on:
Mining interest	$28,079	$17,226	$34,641	$5,697	$—	$85,643
Plant and equipment	14,324	9,939	20,105	1,829	—	46,197
Total capital expenditures	$42,403	$27,165	$54,746	$7,526	$—	$131,840

Total assets	$562,752	$92,168	$433,385	$140,036	$257,459	$1,485,800
Total liabilities	$117,119	$46,348	$116,929	$34,953	$12,855	$328,204

As at and year ended December 31, 2016 (1)
	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Corporate and other	Total
Revenue	$213,496	$159,237	$22,950	$7,657	$—	$403,340
Production costs	(91,279)	(80,129)	(14,637)	(6,797)	—	(192,842)
Royalty expense	(5,070)	(9,999)	(483)	—	—	(15,552)
Depletion and depreciation	(31,345)	(18,077)	(8,326)	(1,217)	(5)	(58,970)
Earnings (loss) from mine operations	85,802	51,032	(496)	(357)	(5)	135,976
Expenses
General and administrative	—	—	—	—	(11,991)	(11,991)
Transaction costs	—	—	—	—	(17,746)	(17,746)
Exploration and evaluation	(8,621)	(5,881)	(346)	(969)	—	(15,817)
Care and maintenance	—	(80)	—	—		(80)
Earnings (loss) from operations	77,181	45,071	(842)	(1,326)	(29,742)	90,342
Other income (loss)						210
Finance items
Finance income						843
Finance costs						(11,628)
Earnings before taxes from continuing operations						79,767

Expenditures on:
Mining interest	$33,551	$21,590	$2,862	$178	$—	$58,181
Plant and equipment	7,616	6,646	539	472	—	15,273
Total capital expenditures	$41,167	$28,236	$3,401	$650	$—	$73,454

Total assets	$437,312	$200,580	$80,618	$67,708	$512,476	$1,298,694
Total liabilities	$177,360	$39,943	$23,602	$27,274	$124,601	$392,780

Information as at and for the year ended December 31, 2016 has been restated to exclude the Stawell Mine which was sold in 2017 and is presented as a discontinued operation (note 6).
The following table shows metal sales and non-current assets by geographic region:

	Metal sales		Non-current assets
	Years ended December 31,		As at December 31,
	2017	2016	2017	2016
Geographic information
Australia	$354,498	$30,607	$555,241	$551,387
Canada	$392,997	$372,733	$630,941	$457,421
Total	$747,495	$403,340	$1,186,182	$1,008,808

The following table summarizes sales to individual customers exceeding 10% of annual metal sales for the following periods:

For the year ended	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Total
December 31, 2017
Customer
1	$—	$—	$326,447	$—	$326,447
2	92,387	55,893	—	—	148,280
3	91,778	51,102	—	—	142,880
					617,607
% of total sales					83%

For the year ended	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Total
December 31, 2016
Customer
1	$58,978	$36,837	$—	$—	$95,815
2	68,203	24,244	—	—	92,447
3	—	77,297	—	—	77,297
					265,559
% of total sales					66%

The Company is not economically dependent on a limited number of customers for the sale of its product because gold can be sold through numerous commodity market traders worldwide. The customers differ in years 2017 and 2016.